Health Sciences Trust Performance Management - Health Sciences Trust	Dec. 31, 2025
Prospectus [Line Items]
Performance Narrative [Text Block]	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance does not indicate future results. The Russell 3000 Health Care Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. The performance information below does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Performance Additional Market Index [Text]	Effective September 24, 2026, the fund’s additional benchmark is the Russell 3000 Health Care Index. The Russell 3000 Health Care Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
Performance Table Heading	Average annual total returns (%)—as of 12/31/2025
Performance Table Market Index Changed	Effective September 24, 2026, the fund’s additional benchmark is the Russell 3000 Health Care Index. The Russell 3000 Health Care Index better reflects the universe of investment opportunities based on the fund’s investment strategy.